Convertible Debentures (Details ) - Convertible Debenture [Member] - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Beginning balance	$ 500,000	$ 0	$ 3,476,690
Proceeds from issuances of convertible debentures		800,000
Transfer of conversion component to equity		(12,671)
Interest payments	(44,144)		(58,493)
Repayment	(250,000)	(200,000)	(3,500,000)
Debt modification	(56,264)		(250,000)
Conversion to common shares		(100,000)
Accretion		12,671	331,803
Ending balance	$ 237,880	$ 500,000	$ 0